Summary of Material Accounting Policies, Estimates and Judgments - Disclosure Of Initial Application Of Standards Or Interpretations (Detail) - CAD ($) $ in Millions	Oct. 31, 2024	Oct. 31, 2023	Nov. 01, 2022	Oct. 31, 2022
Other
Other assets	$ 92,155	$ 81,371
Total assets	2,171,582	2,006,531
Other
Insurance contract liabilities	22,231	19,026		$ 18,226
Other liabilities	94,677	96,022
Total liabilities	2,044,390	1,891,384
Total equity	127,192	115,147
Total liabilities and equity	$ 2,171,582	2,006,531
IFRS 17 [member]
Other
Other assets			$ 84,561
Total assets			1,918,842
Other
Insurance contract liabilities			18,226
Other liabilities			95,140
Total liabilities			1,813,026
Total equity			105,816
Total liabilities and equity			1,918,842
Before transition [member]
Other
Total equity		$ 115,147		108,175
Before transition [member] | IFRS 17 [member]
Assets
Segregated fund net assets			2,638
Other
Other assets			80,300
Total assets			1,917,219
Liabilities
Segregated fund net liabilities			2,638
Other
Insurance claims and policy benefit liabilities			11,511
Other liabilities			95,235
Total liabilities			1,809,044
Total equity			108,175
Total liabilities and equity			1,917,219
Transition adjustments [member]
Other
Total equity				$ (2,359)
Transition adjustments [member] | IFRS 17 [member]
Assets
Segregated fund net assets			(2,638)
Other
Other assets			4,261
Total assets			1,623
Liabilities
Segregated fund net liabilities			(2,638)
Other
Insurance claims and policy benefit liabilities			(11,511)
Insurance contract liabilities			18,226
Other liabilities			(95)
Total liabilities			3,982
Total equity			(2,359)
Total liabilities and equity			$ 1,623